Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 22, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, presented below is the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”
Pay Versus Performance Table
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CURRENT CEO ($)	COMPENSATION ACTUALLY PAID TO CURRENT CEO ($)(1)	SUMMARY COMPENSATION TABLE TOTAL FOR FORMER CEO ($)	COMPENSATION ACTUALLY PAID TO FORMER CEO ($)(1)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOS ($)(1)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (IN MILLIONS) ($)(3)	ADJUSTED EBITDA (IN MILLIONS) ($)(4)
							TOTAL SHAREHOLDER RETURN ($)(2)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(2)
2023	5,755,052	6,859,562	6,297,261	6,322,894	2,402,293	3,546,176	169.36	166.00	762.8	2,523.0
2022	—	—	6,970,037	7,196,745	2,422,886	2,465,921	149.26	140.91	835.7	2,220.7
2021	—	—	7,283,867	12,134,338	2,701,713	4,321,291	152.34	148.97	618.0	1,919.2
2020	—	—	5,039,321	4,489,176	1,891,946	1,868,022	113.85	106.56	204.7	1,662.0

(1)
Amounts represent compensation actually paid to our current President and CEO and former President and CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation for President and CEO Ronald J. Mittelstaedt(5)	5,755,052	—	—	—
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(2,734,688)	—	—	—
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	3,461,944	—	—	—
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	215,703	—	—	—
Change in Fair Value of Awards Granted in Prior Years that Vested during year	134,740	—	—	—
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	26,810	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—
Compensation Actually Paid for President and CEO Ronald J. Mittelstaedt	6,859,562	—	—	—
	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation for Former President and CEO Worthing F. Jackman	6,297,261	6,970,037	7,283,867	5,039,321
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(4,179,938)	(4,260,047)	(3,723,139)	(2,953,395)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	—	5,133,731	6,608,795	2,042,682
Fair Value of Equity Awards Granted during year that Vested during the year	4,456,021	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	—	(497,785)	1,954,779	(9,082)
Change in Fair Value of Awards Granted in Prior Years that Vested during year	(250,450)	(207,460)	(34,004)	360,296
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	—	58,269	44,040	9,354
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—
Compensation Actually Paid for Former President and CEO Worthing F. Jackman	6,322,894	7,196,745	12,134,338	4,489,176
	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation for NEOs	2,402,293	2,422,886	2,701,713	1,891,946
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(1,141,895)	(1,322,500)	(1,230,434)	(945,346)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	1,721,885	1,593,722	2,184,095	653,838
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	321,529	(164,583)	667,336	54,482
Change in Fair Value of Awards Granted in Prior Years that Vested during year	215,552	(82,322)	(15,869)	208,139
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	26,811	18,717	14,450	4,962
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—
Average Compensation Actually Paid for NEOs	3,546,176	2,465,921	4,321,291	1,868,022
NEOs included in Average Summary Compensation and average compensation actually paid	Mary Anne Whitney; Darrell W. Chambliss; Patrick J. Shea; James M. Little	Mary Anne Whitney; Darrell W. Chambliss; Patrick J. Shea; James M. Little	Mary Anne Whitney; Darrell W. Chambliss; Patrick J. Shea; James M. Little

(2)
Based on initial investment of  $100 and a cumulative Total Shareholder Return of Waste Connections & Dow Jones U.S. Waste & Disposal Services Index.

(3)
All references to “Net income” in this Proxy Statement refer to the financial statement line item “Net income attributable to Waste Connections”.

(4)
Adjusted EBITDA is a non-GAAP measure. This section should be read in conjunction with information presented in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023, under the heading “Non-GAAP Financial Measures”, which includes a reconciliation of the non-GAAP financial measures used in this Proxy Statement to GAAP financial measures.

(5)
On April 23, 2023, Mr. Mittelstaedt was appointed President and Chief Executive Officer. As a result, 2023 was Mr. Mittelstaedt’s first year as CEO during the periods listed.

Company Selected Measure Name			ADJUSTED EBITDA
Named Executive Officers, Footnote
NEOs included in Average Summary Compensation and average compensation actually paid	Mary Anne Whitney; Darrell W. Chambliss; Patrick J. Shea; James M. Little	Mary Anne Whitney; Darrell W. Chambliss; Patrick J. Shea; James M. Little	Mary Anne Whitney; Darrell W. Chambliss; Patrick J. Shea; James M. Little

Peer Group Issuers, Footnote			(2) Based on initial investment of $100 and a cumulative Total Shareholder Return of Waste Connections & Dow Jones U.S. Waste & Disposal Services Index.
Adjustment To PEO Compensation, Footnote
(1)
Amounts represent compensation actually paid to our current President and CEO and former President and CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation for President and CEO Ronald J. Mittelstaedt(5)	5,755,052	—	—	—
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(2,734,688)	—	—	—
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	3,461,944	—	—	—
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	215,703	—	—	—
Change in Fair Value of Awards Granted in Prior Years that Vested during year	134,740	—	—	—
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	26,810	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—
Compensation Actually Paid for President and CEO Ronald J. Mittelstaedt	6,859,562	—	—	—
	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation for Former President and CEO Worthing F. Jackman	6,297,261	6,970,037	7,283,867	5,039,321
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(4,179,938)	(4,260,047)	(3,723,139)	(2,953,395)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	—	5,133,731	6,608,795	2,042,682
Fair Value of Equity Awards Granted during year that Vested during the year	4,456,021	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	—	(497,785)	1,954,779	(9,082)
Change in Fair Value of Awards Granted in Prior Years that Vested during year	(250,450)	(207,460)	(34,004)	360,296
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	—	58,269	44,040	9,354
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—
Compensation Actually Paid for Former President and CEO Worthing F. Jackman	6,322,894	7,196,745	12,134,338	4,489,176

Non-PEO NEO Average Total Compensation Amount			$ 2,402,293	$ 2,422,886	$ 2,701,713	$ 1,891,946
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,546,176	2,465,921	4,321,291	1,868,022
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Amounts represent compensation actually paid to our current President and CEO and former President and CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation for NEOs	2,402,293	2,422,886	2,701,713	1,891,946
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(1,141,895)	(1,322,500)	(1,230,434)	(945,346)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	1,721,885	1,593,722	2,184,095	653,838
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	321,529	(164,583)	667,336	54,482
Change in Fair Value of Awards Granted in Prior Years that Vested during year	215,552	(82,322)	(15,869)	208,139
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	26,811	18,717	14,450	4,962
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—
Average Compensation Actually Paid for NEOs	3,546,176	2,465,921	4,321,291	1,868,022

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income			Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid vs. Adjusted EBITDA
Total Shareholder Return Vs Peer Group			Compensation Actually Paid vs. Total Shareholder Return
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:
Most Important Financial Performance Measures
Adjusted EBITDA
Return on Invested Capital (ROIC)
Free Cash Flow Per Share (FCFPS)
Operating Income (EBIT)
Operating Income as a Percentage of Revenue (EBIT Margin)
Net Cash Provided by Operating Activities as a Percentage of Revenue (CFFO Margin)
For additional details regarding our most important financial performance measures, please see the discussion in the Compensation Discussion and Analysis (CD&A) section of this Proxy Statement.

Total Shareholder Return Amount			$ 169.36	149.26	152.34	113.85
Peer Group Total Shareholder Return Amount			166	140.91	148.97	106.56
Net Income (Loss)			$ 762,800,000	$ 835,700,000	$ 618,000,000	$ 204,700,000
Company Selected Measure Amount			2,523,000,000	2,220,700,000	1,919,200,000	1,662,000,000
PEO Name	Worthing F. Jackman	Ronald J. Mittelstaedt
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(4)
Adjusted EBITDA is a non-GAAP measure. This section should be read in conjunction with information presented in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023, under the heading “Non-GAAP Financial Measures”, which includes a reconciliation of the non-GAAP financial measures used in this Proxy Statement to GAAP financial measures.

Measure:: 2
Pay vs Performance Disclosure
Name			Return on Invested Capital (ROIC)
Measure:: 3
Pay vs Performance Disclosure
Name			Free Cash Flow Per Share (FCFPS)
Measure:: 4
Pay vs Performance Disclosure
Name			Operating Income (EBIT)
Measure:: 5
Pay vs Performance Disclosure
Name			Operating Income as a Percentage of Revenue (EBIT Margin)
Measure:: 6
Pay vs Performance Disclosure
Name			Net Cash Provided by Operating Activities as a Percentage of Revenue (CFFO Margin)
Ronald J. Mittelstaedt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,755,052
PEO Actually Paid Compensation Amount			6,859,562
Ronald J. Mittelstaedt [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,734,688)
Ronald J. Mittelstaedt [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,461,944
Ronald J. Mittelstaedt [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Ronald J. Mittelstaedt [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			215,703
Ronald J. Mittelstaedt [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			134,740
Ronald J. Mittelstaedt [Member] | Change In Fair Value Of Awards That Were Forfeited During The Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Ronald J. Mittelstaedt [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26,810
Ronald J. Mittelstaedt [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Ronald J. Mittelstaedt [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Worthing F. Jackman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,297,261	6,970,037	7,283,867	5,039,321
PEO Actually Paid Compensation Amount			6,322,894	7,196,745	12,134,338	4,489,176
Worthing F. Jackman [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,179,938)	(4,260,047)	(3,723,139)	(2,953,395)
Worthing F. Jackman [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,133,731	6,608,795	2,042,682
Worthing F. Jackman [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,456,021
Worthing F. Jackman [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(497,785)	1,954,779	(9,082)
Worthing F. Jackman [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(250,450)	(207,460)	(34,004)	360,296
Worthing F. Jackman [Member] | Change In Fair Value Of Awards That Were Forfeited During The Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Worthing F. Jackman [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				58,269	44,040	9,354
Worthing F. Jackman [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Worthing F. Jackman [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,141,895)	(1,322,500)	(1,230,434)	(945,346)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,721,885	1,593,722	2,184,095	653,838
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			321,529	(164,583)	667,336	54,482
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			215,552	(82,322)	(15,869)	208,139
Non-PEO NEO | Change In Fair Value Of Awards That Were Forfeited During The Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26,811	18,717	14,450	4,962
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount